UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Dryden National Municipals Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2009

Date of reporting period: 2/28/2009

Item 1 – Reports to Stockholders

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Dryden National Municipals Fund, Inc.

FUND TYPE

Municipal bond

OBJECTIVE

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden National Municipals Fund, Inc.

Dryden National Municipals Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden National Municipals Fund, Inc. is to seek a high level of current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.91%; Class B, 1.11%; Class C, 1.61%; Class Z, 0.61%. Net operating expenses apply to: Class A, 0.86%; Class B, 1.11%; Class C, 1.36%; Class Z, 0.61%, after contractual reduction through 12/31/2009.

Cumulative Total Returns as of 2/28/09
	Six Months	One Year	Five Years	Ten Years
Class A	–1.78%	2.56%	10.52%	43.30%
Class B	–1.89	2.31	9.17	39.80
Class C	–1.94	2.06	7.88	36.45
Class Z	–1.65	2.83	11.91	46.82
Barclays Capital Municipal Bond Index[1]	0.05	5.18	16.67	56.92
Lipper General Municipal Debt Funds Avg.[2]	–4.58	–0.60	6.20	34.33

Average Annual Total Returns[3] as of 3/31/09
		One Year	Five Years	Ten Years
Class A		–4.46%	1.21%	3.22%
Class B		–5.48	1.63	3.39
Class C		–1.91	1.55	3.14
Class Z		–0.22	2.30	3.90
Barclays Capital Municipal Bond Index[1]		2.27	3.21	4.60
Lipper General Municipal Debt Funds Avg.[2]		–3.31	1.23	2.92

2	Visit our website at www.jennisondryden.com

Distributions and Yields as of 2/28/09
	Total Dividends Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[4] at Federal Tax Rates of
			33%	35%
Class A	$0.29	3.01%	4.49%	4.63%
Class B	0.28	2.88	4.30	4.43
Class C	0.26	2.63	3.93	4.05
Class Z	0.31	3.39	5.06	5.22

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Barclays Capital Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives an indication of how long-term investment-grade municipal bonds have performed.

2The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

4Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Barclays Capital Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden National Municipals Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/09
Puerto Rico Comnwlth., G.O., A.M.B.A.C.-T.C.R.S., 7.00%, 07/01/10	1.9%
Mercer Cnty. Poll. Ctl., Antelope Valley Station, A.M.B.A.C., 7.20%, 06/30/13	1.6
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A., 5.75%, 05/01/24	1.5
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A., 5.25%, 06/15/42	1.3
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A., 6.00%, 09/01/16	1.2

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/28/09
Aaa	8.1%
Aa	38.0
A	28.3
Baa	21.1
Ba	0.1
Caa	0.3
Not Rated	3.4
Total Investments	99.3
Other assets in excess of liabilities	0.7
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2008, at the beginning of the period, and held through the six-month period ended February 28, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden National Municipals Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden National Municipals Fund, Inc.		Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$982.20	0.86%	$4.23
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Class B	Actual	$1,000.00	$981.10	1.11%	$5.45
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Class C	Actual	$1,000.00	$980.60	1.36%	$6.68
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class Z	Actual	$1,000.00	$983.50	0.61%	$3.00
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six- month period ended February 28, 2009, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2009 (Unaudited)

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 99.2%

Alabama 0.4%
Alabama Spl. Care Facs. Fin. Auth. Rev., Ascension Health Sr. Credit, Ser. D	Aa1	5.00%	11/15/39	$2,000	$1,840,160
Mobile Indl. Dev. Brd., Pwr. Co. (Mandatory Put Date 3/19/12)	A2	4.75	6/01/34	1,000	1,024,950

					2,865,110

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	1,927,320

Arizona 2.7%
Arizona Health Facs. Auth. Rev., Banner Health,
Ser. D	AA-(d)	5.50	1/01/38	2,500	2,322,850
Ser. A	AA-(d)	5.00	1/01/35	1,500	1,291,845
Maricopa Cnty. Ariz. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.25	7/01/32	2,500	2,042,025
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aa3	7.25	7/15/10	245	246,759
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.	A1	7.50	7/01/10	3,000	3,220,230
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.00	1/01/39	7,250	7,171,845
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,298,770

					17,594,324

California 7.4%
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A.,
Sr. Pub. Impts. Proj., Ser. A	Aa3	6.00	9/01/24	5,500	6,175,565
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.00	9/01/16	6,690	7,903,699
California Edl. Facs. Auth. Rev.,
Claremont McKenna College,	Aa2	5.00	1/01/39	3,000	2,913,780
Univ. Southern Calif., Ser. A	Aa1	5.00	10/01/38	3,000	2,990,670
Univ. Southern Calif., Ser. A	Aa1	5.25	10/01/38	1,000	1,018,820

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	7

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.25%	2/01/38	$3,000	$2,647,950
California Poll. Ctl. Fin. Auth. Poll. Ctl. Rev., Pac. Gas, Ser. D F.G.I.C., A.M.T.	A3	4.75	12/01/23	2,500	2,070,000
Solid Waste Disp. Rev., Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	786,380
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. C	A+(d)	5.25	8/01/31	1,000	861,880
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist. No. 2, G.O., Ser. A, C.A.B.S., M.B.I.A.	A1	5.39(i)	10/01/21	60	30,991
Fresno Swr. Rev., Ser. A, A.G.C.	Aa2	5.00	9/01/33	2,000	1,942,220
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., C.A.B.S. Asset Bkd.,
Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	A2	6.02(i)	6/01/23	500	407,095
Ser. A-2, (Converts to 5.30% on 12/01/12)	Baa3	10.18(i)	6/01/37	5,000	1,955,300
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa2	5.00	12/01/20	3,000	2,461,170
Los Angeles Wtr. & Pwr. Rev., Pwr. Sys., Sub. Ser. A-1	Aa3	5.25	7/01/38	1,500	1,505,385
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Baa1	6.67(i)	8/01/25	2,000	692,660
Redondo Beach Unified School Dist., G.O., Election 2008, Ser. A	AA-(d)	4.75	8/01/33	1,500	1,411,125
San Francisco Calif. City & Cnty., Arpts., Commn. Int’l. Arpt., Rfdg. Second Ser. A-3, A.M.T.,
(Mandatory Put Date 5/1/11)	A1	6.75	5/01/19	1,000	1,036,510
Ser. 34E, A.M.T., F.S.A.	Aa3	5.75	5/01/21	3,500	3,568,915

See Notes to Financial Statements.

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Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Baa1	8.13(i)%	1/15/36	$11,000	$1,290,190
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Baa1	7.25	8/01/14	2,000	2,258,160
Ventura Cnty. Cmnty. College. Dist., Election 2002, Ser. C, G.O.	Aa3	5.50	8/01/33	2,000	2,023,380

					47,951,845

Colorado 1.4%
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, F.G.I.C.	A1	5.00	11/15/25	6,500	6,536,725
Platte Riv. Pwr. Auth., Pwr. Rev., Ser. HH	Aa2	5.00	6/01/27	1,500	1,528,845
University Colo. Enterprise Sys. Rev., Ser. A	Aa3	5.375	6/01/32	1,000	1,024,890

					9,090,460

Connecticut 0.6%
Connecticut St. Health & Edl. Facs. Auth. Rev., Yale Univ. X-3	Aaa	4.85	7/01/37	2,835	2,842,541
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125	6/01/10	685	712,366

					3,554,907

District of Columbia 1.6%
District of Columbia Rev., Brookings Inst.	Aa3	5.75	10/01/39	2,000	2,021,240
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa3	5.50	10/01/39	2,000	2,016,200
District of Columbia, G.O., Ser. E, B.H.A.C.	Aaa	5.00	6/01/28	2,500	2,512,700
Metropolitan Washington DC, Arpt. Auth. Sys.,
Ser. A, A.M.T.,	Aa3	5.25	10/01/27	1,000	909,290
A.M.B.A.C.	Aa3	5.00	10/01/32	3,725	3,150,121

					10,609,551

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	9

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida 6.5%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30%	5/01/18	$445	$346,837
Florida St. Brd. Ed. Cap. Lottery Rev.,
Ser. B	A2	5.00	7/01/23	5,185	5,192,985
Outlay, G.O.	Aa1	9.125	6/01/14	1,260	1,450,172
Outlay, Pub. Ed., Ser. C, G.O., F.G.I.C.,	Aa1	5.50	6/01/16	1,000	1,077,980
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	A1	5.25	7/01/17	2,950	3,150,512
Greater Orlando Aviation Auth., Arpt. Facs. Rev., Ser. A, F.S.A., A.M.T.	Aa3	5.00	10/01/23	4,240	3,920,643
Highlands Cmnty. Dev. Dist. Rev., Spec. Assmt.	NR	5.55	5/01/36	500	266,185
Highlands Cnty. Health Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A (Pre-refunded date 11/15/11)(b)	NR	6.00	11/15/31	1,000	1,107,270
Adventist Health Sys., Ser. B (Pre-refunded Date 11/15/15)(b)	A1	5.00	11/15/25	205	234,387
Adventist Health Sys., Unref. Bal., Ser. B	A1	5.00	11/15/25	1,410	1,256,874
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aa3	5.50	10/01/15	1,000	1,022,920
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	A2	5.00	10/01/26	1,855	1,595,337
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.75	3/01/47	1,500	905,730
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park Issue 2,
Ser. 7, C.A.B.S.	Aa2	1.83(i)	10/01/10	1,000	971,530
Ser. C	Aa3	5.00	10/01/13	3,750	4,068,375
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aa3	5.50	10/01/18	1,000	1,058,840
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Baa1	6.35	8/01/25	1,500	1,499,865

See Notes to Financial Statements.

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Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida (cont’d.)
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, A.M.T., F.S.A.	Aa3	5.25%	10/01/26	$3,000	$2,792,160
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B	Aa3	5.25	10/01/22	3,000	3,231,570
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., M.B.I.A.	A2	5.00	10/01/34	1,250	1,012,275
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/01/36	300	147,222
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aa3	5.25	10/01/17	1,000	1,097,880
Sch. Impvt., F.S.A.	Aa3	5.25	10/01/18	1,000	1,089,240
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.,	NR	6.25	5/01/36	990	482,219
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South FL. Grp.	Aa3	5.00	8/15/27	2,500	2,280,375
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.00	3/01/35	1,000	695,090

					41,954,473

Georgia 1.5%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.,	Aa3	5.625	1/01/33	1,000	1,043,310
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorepe Pwr., Vogtle. Proj., Ser. B	A3	5.50	1/01/33	750	673,845
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	594,205
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	926,430
Georgia St., Ser. B, G.O.	Aaa	5.00	1/01/26	1,500	1,583,475
Georgia St. Rd. & Twy. Auth. Rev., Fed. Hwy. Grant. Antic. Bds.,
Ser. A	Aa3	5.00	6/01/18	1,500	1,694,325
Ser. A	Aa3	5.00	6/01/21	1,000	1,067,020
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.00	9/01/38	2,000	2,004,500

					9,587,110

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.00%	7/01/25	$500	$406,490

Idaho 0.5%
Boise St. Univ. Idaho Rev., Gen. Rfdg., Ser. A	A1	5.00	4/01/39	1,000	959,860
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.25	12/01/33	1,000	1,022,010
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran, Ser. A	Aa3	5.00	7/15/27	1,250	1,253,950

					3,235,820

Illinois 4.8%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien,
Ser. A, M.B.I.A.	A1	5.25	1/01/26	2,000	1,986,600
Ser. B-1, X.L.C.A.	A1	5.25	1/01/34	1,975	1,890,371
Gilberts Spl. Svc. Area No. 9 Spl. Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.75	3/01/27	2,000	2,285,620
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.00	5/01/30	4,000	2,803,160
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A, (Pre-refunded Date 8/15/14)(b)	Aa2	5.25	8/15/34	5,000	5,796,200
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B	Aa1	6.25	7/01/38	5,000	5,407,350
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.50	1/01/33	2,000	2,044,800
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	A1	5.25	6/15/42	8,500	8,446,365

					30,660,466

Indiana 1.0%
Indiana Mun. Pwr. Agcy., Pwr. Supply Sys. Rev., M.B.I.A.	A1	5.00	1/01/37	5,000	4,526,900

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Indiana (cont’d.)
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.00%	1/01/36	$2,500	$1,965,850

					6,492,750

Kansas 1.5%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	1,530	1,535,998
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	1,440	1,448,381
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	1,300	1,312,519
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Baa1	5.65	9/01/19	5,000	5,576,849

					9,873,747

Kentucky 0.6%
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., A.G.C.	Aa2	5.25	2/01/28	4,000	4,074,200

Louisiana 0.3%
New Orleans, G.O., Rfdg., M.B.I.A.	Baa1	5.25	12/01/22	2,000	1,792,120

Maryland 0.5%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25	5/15/46	2,000	1,589,540
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.25	12/01/13	600	558,720
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aa3	6.50	9/01/12	800	877,520

					3,025,780

Massachusetts 3.8%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	895	897,273
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.25	7/01/34	2,000	2,048,840

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	13

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts (cont’d.)
Massachusetts St. Health & Edl. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa3	6.75%	7/01/16	$3,590	$3,463,058
Harvard Univ, Ser. A	Aaa	5.50	11/15/36	3,500	3,704,925
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	A3	6.05	10/01/20	1,000	1,081,830
Valley Region Health Sys., Ser. C, CONNIE LEE	Baa3	7.00	7/01/10	825	838,291
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., F.G.I.C.	A2	5.00	7/01/32	5,000	3,988,350
Massachusetts St., G.O.,
Fltg.-Cons. Ln., Ser. A, F.G.I.C.	Aa2	1.354(j)	5/01/37	3,000	1,593,750
Ser. B, F.S.A.	Aa2	5.25	9/01/24	6,000	6,664,140

					24,280,457

Michigan 1.0%
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	A1	5.00	3/01/31	3,000	2,115,630
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.25	11/15/46	2,000	1,465,700
McLaren Healthcare	A1	5.75	5/15/38	1,000	907,130
Okemos Pub. Sch. Dist., G.O.,
M.B.I.A., C.A.B.S.	A1	2.99(i)	5/01/12	1,100	1,002,067
M.B.I.A., C.A.B.S.	A1	3.27(i)	5/01/13	1,000	874,600

					6,365,127

Minnesota 0.3%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	1,990	2,044,586

New Hampshire 0.7%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3	7.95(i)	1/01/24	4,740	1,522,251
New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College (Pre-refunded 1/01/11)(b)	BBB(d)	7.50	1/01/31	3,000	3,363,000

					4,885,251

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey 9.0%
Cape May Cnty. Ind. Poll. Ctl., Fin. Auth. Rev., Altantic City Elec. Co., Ser. A, M.B.I.A.	Baa1	6.80%	3/01/21	$2,615	$3,047,024
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.	NR	5.375	8/01/15	1,205	1,341,032
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	AA-(d)	6.60	6/01/10	1,600	1,693,440
G.O., F.G.I.C.	AA-(d)	6.60	6/01/11	1,600	1,749,072
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,750	1,486,993
Cigarette Tax	Baa2	5.75	6/15/34	1,750	1,270,780
First Mtge.—Franciscan Oaks	NR	5.70	10/01/17	2,040	1,699,912
First Mtge.—Keswick Pines	NR	5.75	1/01/24	1,750	1,258,915
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/01/18	250	259,640
Masonic Charity Fdn. Proj.	A-(d)	6.00	6/01/25	1,150	1,136,948
Trans. Proj. Sublease, Ser. A, Rfdg.	A1	5.00	5/01/19	3,725	3,943,247
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr., Unrefunded Balance	A2	6.25	7/01/17	2,185	2,287,826
(Pre-refunded Date 7/1/12)(b)	A2	6.25	7/01/17	1,740	1,971,385
South Jersey Hosp.
(Pre-refunded Date 7/01/12)(b)	A2	6.00	7/01/26	2,565	2,913,968
(Pre-refunded Date 7/01/12)(b)	A2	6.00	7/01/32	2,000	2,272,100
St. Peter’s Univ. Hosp., Ser. A	Baa2	6.875	7/01/30	3,750	3,409,612
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev., E.T.M.(b)	A1	6.20	1/01/10	1,335	1,384,195
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs.,
Ser. A, M.B.I.A., Unrefunded Balance	A3	5.75	1/01/18	1,465	1,492,982
Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	A3	5.72(i)	1/01/35	1,500	1,011,480
New Jersey St. Trans. Trust Fund, Auth. Sys.,
Ser. A	A1	5.50	12/15/23	6,000	6,375,959
Ser. A	A1	5.875	12/15/38	3,000	3,134,940
Ser. A, A.G.C.	Aa2	5.50	12/15/38	2,500	2,560,675
Refunded Balance, M.B.I.A.	A1	6.50	6/15/11	1,310	1,424,049

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	15

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey (cont’d.)
Rutgers St. Univ. of NJ,
Ser. A	Aa3	6.40%	5/01/13	$1,720	$1,879,427
Ser. F	Aa3	5.00	5/01/39	2,000	2,003,020
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.
(Pre-refunded Date 6/1/12)(b)	Aaa	6.00	6/01/37	400	454,328
(Pre-refunded Date 6/1/12)(b)	Aaa	6.125	6/01/42	2,000	2,279,540
Ser. 1A	Baa3	5.00	6/01/41	4,000	2,118,400

					57,860,889

New Mexico 0.9%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	Aaa	5.50	7/01/36	1,705	1,683,943
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75	7/01/35	2,340	2,230,161
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	600	602,238
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50	7/01/35	1,425	1,407,401

					5,923,743

New York 16.6%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A, (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	560,650
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj.,
F.S.A.	Aa3	5.75	5/01/19	1,250	1,304,238
F.S.A.	Aa3	5.75	5/01/23	3,030	3,104,690
F.S.A.	Aa3	5.75	5/01/24	9,765	9,845,853
Islip Res. Rec. Agcy. Rev., Ser. B, A.M.B.A.C., A.M.T.	A1	7.20	7/01/10	1,745	1,825,479
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.25	4/01/33	500	534,315
Ser. A, B.H.A.C.	Aaa	5.50	5/01/33	1,000	1,050,830
Gen. Ser. A	A3	6.00	5/01/33	1,000	1,049,610

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York (cont’d)
Metropolitan Trans. Auth., Rev. Svc. Contract,
Ser. 2008C	A2	6.50%	11/15/28	$2,500	$2,752,225
Ser. A, M.B.I.A.	A1	5.50	7/01/20	3,000	3,102,810
Ser. B, M.B.I.A.	A1	5.50	7/01/23	5,000	5,097,350
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	A2	5.00	8/01/22	2,000	1,667,580
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T. (Mandatory Put Date 1/1/16)	A3	5.50	1/01/24	1,500	1,291,680
New York City Mun. Wtr. Fin. Auth., Rev.,
Ser. B, Unrefunded Balance	Aa2	6.00	6/15/33	985	1,044,021
Wtr. & Swr., Fiscal 2009, Ser. A	Aa2	5.75	6/15/40	1,000	1,065,490
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	A1	5.25	1/15/39	3,000	2,894,670
New York City Trans. Fin. Auth. Rev., Sub-Future Tax Sec.,
Ser. A (Converts to 14% on 11/1/11)	Aa1	5.50	11/01/26	2,650	2,801,607
Ser. B	Aa1	5.25	2/01/29	2,500	2,604,550
New York City, G.O.,
Ser. A, Unrefunded Balance	Aa3	6.00	5/15/30	10	10,175
Ser. E	Aa3	5.00	8/01/17	6,000	6,361,139
New York Liberty Dev. Corp. Rev., National Sports Museum Proj., Ser. A (original cost $663,839; purchased 8/7/06)(c)(f)(h)	NR	Zero	2/15/19	664	664
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,241,470
Lease Rev., Ser. B (Mandatory Put Date 5/15/12)	Aa3	5.25	7/01/29	3,000	3,165,180
Mental Health Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,294,810
Non-State Supported Debt., Columbia Univ.	Aaa	5.00	7/01/38	1,675	1,701,147
Non-State Supported Debt., Mem. Sloan Kettering, Sub. Ser. A1	Aa2	4.50	7/01/35	5,000	4,438,450
Non-State Supported Debt., Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.25	7/01/20	2,100	2,328,291

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	17

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York (cont’d.)
Ser. A, A.M.B.A.C.	A1	5.25%	7/01/21	$2,000	$2,203,600
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,173,970
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	A(d)	4.70	2/01/24	2,000	1,734,460
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin.,
Ser. B(e)	Aaa	5.50	10/15/23	3,750	4,348,425
Ser. E	Aaa	6.50	6/15/14	35	35,147
New York City Mun. Proj., Ser. K	Aaa	5.25	6/15/22	3,000	3,140,190
New York City Mun. Wtr. Proj., Ser. E	Aaa	5.00	6/15/34	2,000	1,991,320
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1	8.00	5/01/11	2,155	2,325,223
New York St. Local Gov’t. Assist. Corp. Rev.,
C.A.B.S. Ser. C	Aa3	2.80(i)	4/01/14	882	766,273
Ser. E	Aa3	6.00	4/01/14	3,000	3,368,070
New York St. Mun. Bond Bank Agcy. Rev., Special Sch. Supply,
Ser. C	A+(d)	5.25	6/01/22	3,200	3,230,720
Ser. C	A+(d)	5.25	12/01/22	3,595	3,625,378
New York St. Urban Dev. Corp. Rev., St. Pers. Income Tax, Ser. B-1	AAA(d)	5.00	3/15/36	1,000	975,360
Port Auth. of New York & New Jersey Cons. Rev., Ser. 127, A.M.B.A.C., A.M.T.	Aa3	5.50	12/15/15	3,000	3,144,300
Triborough Bridge & Tunnel Auth., New York Rev., Ser. C	Aa2	5.00	11/15/33	5,000	4,895,400

					107,096,810

North Carolina 2.5%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	A1	6.00	7/01/24	1,000	990,030
Charlotte Mecklenburg Hosp. Auth. Health Care Sys. Rev., Rfdg., Carolinas Healthcare, Ser. A	Aa3	5.00	1/15/39	2,000	1,887,520

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

North Carolina (cont’d.)
North Carolina Cap. Facs. Fin. Agy. Rev., Duke Univ. Proj., Ser. B	Aa1	5.00%	10/01/38	$2,000	$2,026,820
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
A.M.B.A.C.	Baa1	6.00	1/01/18	1,000	1,078,850
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.00	1/01/26	650	775,203
Ser. A, E.T.M.(b)	Baa1	6.40	1/01/21	1,000	1,237,640
Ser. A, E.T.M.(b)	Aaa	6.50	1/01/18	2,635	3,370,218
Ser. A, M.B.I.A., Unrefunded Balance	Baa1	6.50	1/01/18	1,005	1,119,972
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	400	400,368
North Carolina Mun. Pwr. Agcy. Rev., No. 1 Catawaba Elec., Ser. A.	A2	5.25	1/01/20	1,000	1,026,250
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aa3	6.00	7/01/21	1,000	1,008,150
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	1,000	1,060,370

					15,981,391

North Dakota 1.6%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Baa1	7.20	6/30/13	9,000	10,112,130

Ohio 3.4%
American Mun. Pwr., Inc., Ser. A	A2	5.00	2/01/13	2,500	2,282,650
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr.Turbo,
Ser. A.	Baa3	6.50	6/01/47	4,250	2,654,635
Ser. A-2	Baa3	5.875	6/01/47	1,000	566,460
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625	1/01/22	1,410	1,734,977
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	5,000	4,806,250
Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A2	5.55(i)	12/01/20	2,000	1,059,840

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	19

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ohio (cont’d.)
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aa2	4.26(i)%	12/01/19	$1,720	$1,098,426
Lucas Cnty. Health Care Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625	8/15/30	1,000	897,540
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Baa1	5.00	11/15/21	3,935	3,650,224
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.25	11/15/39	500	497,910
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B, A.M.T.	A1	6.50	10/01/20	750	905,595
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste., Inc. Proj., Ser. A, A.M.T.	BBB(d)	5.15	7/15/15	750	667,058
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Sys.,
Ser. B (Pre-refunded Date 11/15/10)(b)	NR	6.375	11/15/22	665	728,660
Ser. B, Unrefunded Balance	NR	6.375	11/15/22	335	338,538

					21,888,763

Oklahoma 0.3%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	1,980	1,902,107

Pennsylvania 8.7%
Allegheny Cnty. Hosp. Dev. Rev., Univ. Pittsburgh Med. Cent., Ser. B	Aa3	5.00	6/15/18	1,500	1,544,880
Allegheny Cnty. San. Auth. Swr. Rev., M.B.I.A.
(Pre-refunded Date 12/01/10)(b)	Baa1	5.50	12/01/20	2,500	2,711,025
Unrefunded Balance	Baa1	5.50	12/01/30	460	462,438
Armstrong Cnty., G.O., M.B.I.A.	Baa1	5.40	6/01/31	2,000	1,951,760
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aa3	5.70	10/01/14	1,250	1,364,063
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Baa1	5.375	6/01/16	1,080	1,171,454

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania (cont’d.)
Canon McMillan Sch. Dist., G.O., Ser. B, F.G.I.C.,	AA-(d)	5.50%	12/01/29	$3,000	$2,988,690
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.25	4/01/30	1,000	1,057,670
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj., Ser. B, F.S.A.	Aa3	5.625	1/01/26	5,000	5,002,250
Ser. B, F.S.A.	Aa3	5.70	1/01/22	1,000	1,004,250
Erie Parking Auth. Facs. Rev. Gtd., F.S.A. (Pre-refunded Date 09/01/13)(b)	Aa3	5.00	9/01/26	70	79,556
Lancaster Cnty. Hosp. Auth. Rev., Garden Spot Vlge. Proj.,
Ser. A (Pre-refunded Date 5/1/10)(b)	NR	7.625	5/01/31	1,000	1,088,790
Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	NR	5.50	3/15/26	1,500	1,711,305
Lebanon Cnty. Health Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00	11/15/35	1,000	756,860
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	NR	6.00	1/01/43	2,500	2,937,975
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Baa1	6.25	7/01/11	2,195	2,299,065
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Baa1	4.625	12/01/18	2,250	2,057,535
Ser. F, A.M.B.A.C., A.M.T.	Baa1	5.00	12/01/15	500	487,320
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	A3	5.50	7/01/17	4,000	4,258,400
A.M.B.A.C.	A3	5.50	7/01/20	2,750	2,878,535
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	A1	5.25	12/01/18	1,435	1,453,167

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	21

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania (cont’d.)
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj. Ser. B, F.S.A. (Pre-refunded Date 10/1/11)(b)	BBB-(d)	5.25%	9/01/31	$1,000	$731,460
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., Oblig. Gp. (original cost $1,820,479; purchased 4/25/96-7/2/98)(c)(f)(h)	NR	Zero	7/01/18	1,803	18
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aa3	5.625	9/01/19	2,500	2,538,525
Philadelphia G.O., Ser. B, A.G.C.	Aa2	7.125	7/15/38	1,000	1,099,730
Pittsburgh Urban Redev. Auth., Mtge. Rev., Ser. A, A.M.T., F.H.A., Mtgs. G.N.M.A., F.N.M.A.	Aa1	6.25	10/01/28	775	781,456
Pittsburgh Wtr. & Swr. Auth. Sys. Rev.,
Ser. A, F.G.I.C., E.T.M.(b)	NR	6.50	9/01/13	1,780	2,038,776
Unrefunded Bal., Rfdg., Ser. A, F.G.I.C.	Baa1	6.50	9/01/13	2,220	2,443,865
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put Date 4/01/09)	BBB(d)	5.10	10/01/19	1,000	998,400
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Baa1	2.23(i)	11/01/12	1,035	954,384
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,417,856
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/01/09)	BBB(d)	5.10	5/01/18	3,000	2,990,940

					56,262,398

Puerto Rico 4.2%
Puerto Rico Comnwlth., G.O.,
A.M.B.A.C.—T.C.R.S.	Baa1	7.00	7/01/10	11,530	11,984,742
Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25	1/01/15	1,000	968,180
M.B.I.A.—I.B.C.	A2	7.00	7/01/10	1,970	2,047,697

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Puerto Rico (cont’d.)
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg.,
Ser. CC	Baa2	5.50%	7/01/28	$2,500	$2,352,400
Ser. G, F.G.I.C.	Baa3	5.25	7/01/18	2,250	2,118,938
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.50	7/01/23	1,320	1,516,918
Ser. K	Baa3	5.00	7/01/14	2,000	1,926,760
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. TT	A3	5.00	7/01/22	1,250	1,153,513
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00	8/01/12	1,000	995,180
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg., Govt. Facs., Ser. N	Baa3	5.50	7/01/19	2,500	2,353,950

					27,418,278

Rhode Island 0.8%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Brown Univ.	Aa1	5.00	9/01/37	5,000	5,013,700

South Carolina 1.4%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	1,265	1,354,689
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health
Ser. A, F.S.A.	Baa1	4.75	8/01/31	2,000	1,653,620
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875	8/01/27	345	412,330
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875	8/01/28	2,655	3,146,042
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa2	5.50	1/01/38	2,500	2,574,500

					9,141,181

South Dakota 0.1%
Ed. Enhancement Fdg. Corp. Rev., Ser. B	Baa3	6.50	6/01/32	1,000	698,080

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	23

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tennessee 1.1%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	NR	6.75%	9/01/10	$3,440	$3,624,350
Knox Cnty. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt., Ser. A, C.A.B.S.	A-(d)	8.50(i)	1/01/35	1,000	121,450
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.00	2/01/18	2,000	1,546,240
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00	7/01/34	1,835	1,794,226

					7,086,266

Texas 6.4%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.00	11/15/22	4,610	4,724,697
Austin Wtr. & Wastewater Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa3	5.125	11/15/29	1,000	1,011,850
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj.,
A.M.T.	Caa1	5.40	5/01/29	1,500	645,030
Ser. D (Mandatory Put Date 10/01/14)	Caa1	5.40	10/01/29	1,000	575,120
Brazos River Auth. Rev., Houston Inds., Inc., Proj. B, A.M.B.A.C.	Baa1	5.125	11/01/20	3,500	2,862,755
Dallas Texas Civic Ctr., Rdfg. & Impt., A.G.C.	Aa2	5.25	8/15/34	500	493,080
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Methodist Hosp. Sys., Ser. B	AA(d)	5.50	12/01/18	1,000	1,087,280
Houston Higher Edu. Fin. Corp. Higher Edu. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75	11/15/33	1,000	979,970
Lower Colo. Riv. Auth. Tex. Rev., Rfdg.	A1	5.75	5/15/28	3,205	3,266,664
North Tex. Twy. Auth. Rev., Rfdg. Sys.,
First Tier, Ser. A	A2	5.75	1/01/40	1,500	1,411,455
First Tier, Ser. H (Mandatory Put Date 1/1/13)	A2	5.00	1/01/42	2,000	1,996,420
Second Tier, Ser. F	A3	5.75	1/01/38	2,500	2,271,925

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas (cont’d.)
Port Houston Auth. Rev., Harris Cnty., G.O., Rfdg., Ser. A, A.M.T.	Aa1	6.125%	10/01/33	$1,000	$988,040
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1	6.15	8/01/22	1,000	520,020
San Antonio Elec. & Gas Sys.,	Aa1	5.00	2/01/29	5,000	5,014,100
Ser. A	Aa1	5.00	2/01/21	5,000	5,288,650
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB-(d)	5.00	8/15/30	1,000	605,820
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., M.B.I.A.	Baa1	5.50	11/01/18	2,240	2,170,112
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A	AA(d)	5.25	12/01/23	1,500	1,587,990
Texas St., Trans. Commn. Mobility Fd., G.O.	Aa1	4.75	4/01/27	4,000	4,015,840

					41,516,818

Utah 0.6%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.00	7/01/17	3,000	3,191,190
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	580	582,500

					3,773,690

Virgin Islands 0.2%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan, Note A	BBB(d)	5.25	10/01/21	1,500	1,301,835

Virginia 1.7%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	9/01/38	2,300	2,101,119
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	AA(d)	5.25	7/15/17	5,775	6,408,229

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	25

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Virginia (cont’d.)
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB(d)	5.125%	6/01/28	$1,400	$1,281,784
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625	6/01/37	1,000	1,142,460

					10,933,592

Washington 1.1%
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,780	1,571,598
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
M.B.I.A.	Aa2	5.00	6/01/21	2,665	2,760,113
M.B.I.A.	Aa2	5.00	6/01/22	2,570	2,638,902

					6,970,613

West Virginia 0.5%
Monongalia Cnty. W. Virginia Bldg. Commn. Hosp. Rev., Monongalia Gen. Hosp., Ser. A	BBB+(d)	5.25	7/01/25	1,500	1,192,110
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.75	9/01/30	2,000	2,177,720

					3,369,830

Wisconsin 0.6%
Badger Tobacco Asset Secur. Corp. Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,405	2,284,750
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000	1,630,420

					3,915,170

Total long-term investments (cost $661,345,776)					640,439,178

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 0.1%

Georgia
Appling Cnty Dev. Auth. Poll. Ctl. Rev., Pwr. Plant Hatch-2nd Ser., A.M.T., F.R.D.D.(g)	VMIG1	.55%	3/02/09	$100	$100,000

Rhode Island 0.1%
Providence R.I. Hsg. Auth. Mult. Family Rev., Var. Hog. Cathedral Square, Ser. B, A.M.T., F.R.D.D.(g)	A-1(d)	.75	3/02/09	300	300,000

Total short-term investments (cost $400,000)					400,000

Total Investments 99.3% (cost $661,745,776; Note 5)					640,839,178
Other assets in excess of liabilities(k) 0.7%					4,498,178

Net Assets 100.0%					$645,337,356

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.G.C.—Assured Guaranty Corporation

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corporation

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note(g)

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C.—Insured Bond Certificates

M.B.I.A.—Municipal Bond Investors Assurance Company

NR—Not Rated by Moody’s or Standard and Poor’s ratings

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	27

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

+	The ratings reflected are as of February 28, 2009. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(h)	Indicates a security restricted to resale. The aggregate original cost of such securities was $2,484,318. The aggregate value of $682 is approximately 0.0% of the net assets.
(i)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at the time of reporting date.
(j)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 28, 2009.
(k)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at February 28, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2009	Unrealized Appreciation (Depreciation)
	Long Position:
3	U.S. Treasury 5 Yr Notes	Mar. 2009	$344,865	$352,664	$7,799
10	U.S. Treasury 5 Yr Notes	Jun. 2009	1,175,134	1,165,859	(9,275)
	Short Positions:
83	U.S. Treasury 10 Yr Notes	Jun. 2009	10,002,968	9,962,593	40,375
111	U.S. Long Bond	Mar. 2009	14,013,448	13,831,641	181,807

					$220,706

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$220,706
Level 2—Other Significant Observable Inputs	640,839,178	—
Level 3—Significant Unobservable Inputs	—	—

Total	$640,839,178	$220,706

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and February 28, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2009 were as follows:

Transportation	15.1%
Healthcare	15.1
Power	11.8
Education	10.7
General Obligation	10.5
Special Tax/Assessment District	7.8
Lease Backed Certificate of Participation	6.9
Other	4.8
Water & Sewer	4.1
Corporate Backed IDB & PCR	3.8
Housing	3.0
Tobacco	2.4
Pooled Financing	2.3
Solid Waste/Resource Recovery	0.8
Short-Term Investments	0.1
Tobacco Appropriated	0.1

99.3
Other assets in excess of liabilities	0.7

Net Assets	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	29

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Unaffiliated investments at value (cost $661,745,776)	$640,839,178
Cash	2,093
Interest receivable	8,318,320
Receivable for investments sold	3,026,078
Receivable for Fund shares sold	505,415
Due from broker-variation margin	136,516
Prepaid expenses	11,461

Total assets	652,839,061

Liabilities
Payable for investments purchased	5,596,310
Payable for Fund shares reacquired	962,580
Management fee payable	238,031
Dividends payable	231,811
Accrued expenses	230,870
Distribution fee payable	132,943
Deferred directors’ fees	71,805
Affiliated transfer agent fee payable	37,355

Total liabilities	7,501,705

Net Assets	$645,337,356

Net assets were comprised of:
Common stock, at par	$465,852
Paid-in capital in excess of par	668,804,277

669,270,129
Undistributed net investment income	520,594
Accumulated net realized loss on investment and financial futures transactions	(3,767,475)
Net unrealized depreciation on investments and financial futures	(20,685,892)

Net assets, February 28, 2009	$645,337,356

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($600,888,522 ÷ 43,383,410 shares of common stock issued and outstanding)	$13.85
Maximum sales charge (4% of offering price)	.58

Maximum offering price to public	$14.43

Class B
Net asset value, offering price and redemption price per share ($27,547,228 ÷ 1,983,374 shares of common stock issued and outstanding)	$13.89

Class C
Net asset value, offering price and redemption price per share ($11,494,214 ÷ 827,690 shares of common stock issued and outstanding)	$13.89

Class Z
Net asset value, offering price and redemption price per share ($5,407,392 ÷ 390,691 shares of common stock issued and outstanding)	$13.84

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	31

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Interest	$16,728,595

Expenses
Management fee	1,522,062
Distribution fee—Class A	739,762
Distribution fee—Class B	71,255
Distribution fee—Class C	39,422
Transfer agent’s fee and expenses (including affiliated expense of $80,800)	187,000
Interest expenses and fees related to inverse floaters (Note 1)	104,127
Custodian’s fees and expenses	51,000
Registration fees	25,000
Reports to shareholders	20,000
Directors’ fees	16,000
Audit fee	14,000
Legal fees and expenses	10,000
Miscellaneous	2,424

Total expenses	2,802,052
Less: Custodian fee credit (Note 1)	(546)

Net expenses	2,801,506

Net investment income	13,927,089

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(3,192,977)
Financial futures transactions	(1,128,083)

(4,321,060)

Net change in unrealized appreciation (depreciation) on:
Investments	(23,410,526)
Financial futures contracts	369,364

(23,041,162)

Net loss on investments	(27,362,222)

Net Decrease In Net Assets Resulting From Operations	$(13,435,133)

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$13,927,089	$29,830,325
Net realized loss on investment and financial futures transactions	(4,321,060)	(368,035)
Net change in unrealized appreciation (depreciation) on investments and financial futures	(23,041,162)	(10,071,159)

Net increase (decrease) in net assets resulting from operations	(13,435,133)	19,391,131

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(12,911,964)	(27,383,799)
Class B	(584,328)	(1,540,591)
Class C	(203,081)	(402,419)
Class Z	(100,010)	(195,286)

	(13,799,383)	(29,522,095)

Distributions from net realized gains
Class A	—	(985,305)
Class B	—	(63,842)
Class C	—	(15,950)
Class Z	—	(6,954)

	—	(1,072,051)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	13,886,543	20,322,245
Net asset value of shares issued in reinvestment of dividends and distributions	9,056,314	19,833,680
Cost of shares reacquired	(43,796,503)	(91,735,905)

Decrease in net assets from Fund share transactions	(20,853,646)	(51,579,980)

Total decrease	(48,088,162)	(62,782,995)

Net Assets
Beginning of period	693,425,518	756,208,513

End of period(a)	$645,337,356	$693,425,518

(a) Includes undistributed net investment income of:	$520,594	$392,888

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	33

Notes to Financial Statements

(Unaudited)

Dryden National Municipals Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Effective with the fiscal period ended August 31, 2007, the Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations

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are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at

Dryden National Municipals Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

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The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial future contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend

Dryden National Municipals Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .48 of 1% for for the six months ended February 28, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are

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accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For for the six months ended February 28, 2009, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received approximately $46,200 in front-end sales charges resulting from sales of Class A shares, during for the six months ended February 28, 2009. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PlMS has advised the Fund that for for the six months ended February 28, 2009, it received approximately $17,000 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during for the six months ended February 28, 2009.

Dryden National Municipals Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For for the six months ended February 28, 2009, the Fund incurred approximately $38,400 in total networking fees, of which $17,500 was paid to First Clearing. These amounts are included in transfer agent’s fee and expenses on the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2009, aggregated $119,525,817 and $135,831,443, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$661,138,476	$19,939,600	$(40,238,898)	$(20,299,298)

The differences between book and tax basis are primarily attributable to differences in the treatment of accreting market discount and premium amortization and municipal tender option bond transactions for book and tax purposes.

As of August 31, 2008, the Fund had a capital loss carryforward for tax purposes of approximately $225,000 which expires 2016. No capital gains distributions are

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expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2009:
Shares sold	659,614	$8,916,100
Shares issued in reinvestment of dividends and distributions	622,147	8,434,761
Shares reacquired	(2,923,394)	(39,603,807)

Net increase (decrease) in shares outstanding before conversion	(1,641,633)	(22,252,946)
Shares issued upon conversion from Class B	378,666	5,198,319

Net increase (decrease) in shares outstanding	(1,262,967)	$(17,054,627)

Dryden National Municipals Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Year ended August 31, 2008:
Shares sold	982,965	$14,418,334
Shares issued in reinvestment of dividends and distributions	1,255,341	18,325,651
Shares reacquired	(5,597,285)	(81,999,416)

Net increase (decrease) in shares outstanding before conversion	(3,358,979)	(49,255,431)
Shares issued upon conversion from Class B	615,695	8,980,277

Net increase (decrease) in shares outstanding	(2,743,284)	$(40,275,154)

Class B
Six months ended February 28, 2009:
Shares sold	124,762	$1,708,501
Shares issued in reinvestment of dividends and distributions	29,389	399,385
Shares reacquired	(201,466)	(2,726,145)

Net increase (decrease) in shares outstanding before conversion	(47,315)	(618,259)
Shares reacquired upon conversion into Class A	(377,255)	(5,198,319)

Net increase (decrease) in shares outstanding	(424,570)	$(5,816,578)

Year ended August 31, 2008:
Shares sold	254,250	$3,714,051
Shares issued in reinvestment of dividends and distributions	71,603	1,048,937
Shares reacquired	(465,424)	(6,801,324)

Net increase (decrease) in shares outstanding before conversion	(139,571)	(2,038,336)
Shares reacquired upon conversion into Class A	(613,359)	(8,980,277)

Net increase (decrease) in shares outstanding	(752,930)	$(11,018,613)

Class C
Six months ended February 28, 2009:
Shares sold	134,488	$1,821,725
Shares issued in reinvestment of dividends and distributions	9,449	128,362
Shares reacquired	(71,751)	(973,371)

Net increase (decrease) in shares outstanding	72,186	$976,716

Year ended August 31, 2008:
Shares sold	87,008	$1,282,957
Shares issued in reinvestment of dividends and distributions	18,360	268,640
Shares reacquired	(115,848)	(1,699,045)

Net increase (decrease) in shares outstanding	(10,480)	$(147,448)

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Class Z	Shares	Amount
Six months ended February 28, 2009:
Shares sold	105,315	$1,440,217
Shares issued in reinvestment of dividends and distributions	6,925	93,806
Shares reacquired	(36,935)	(493,180)

Net increase (decrease) in shares outstanding	75,305	$1,040,843

Year ended August 31, 2008:
Shares sold	62,564	$906,903
Shares issued in reinvestment of dividends and distributions	13,055	190,452
Shares reacquired	(84,325)	(1,236,120)

Net increase (decrease) in shares outstanding	(8,706)	$(138,765)

Note 7. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden National Municipals Fund, Inc.	43

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.41

Income (loss) from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investment and financial futures transactions	(.57)

Total from investment operations	(.27)

Less Dividends and Distributions
Dividends from net investment income	(.29)
Distributions from net realized gains	—

Total dividends and distributions	(.29)

Net asset value, end of period	$13.85

Total Return(b):	(1.78)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$600,889
Average net assets (000)	$596,725
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.86	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)(e)
Net investment income	4.40	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	19	%(f)(g)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .83%, .83%, .83% and .87% and the expense ratio excluding 12b-1 and interest expense and fees is .58%, .58%, .58% and .62% for the six months ended February 28, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(e)	Annualized.
(f)	Not annualized.
(g)	The portfolio turnover rate including variable rate demand notes was 27% for the period ended February 28, 2009.

See Notes to Financial Statements.

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Class A
Year Ended August 31, 2008		Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
				2006		2005	2004	2003

$14.64		$15.12		$15.09		$15.32	$15.52	$15.82

.60		.40		.59		.60	.59	.67

(.21)		(.47)		.10		(.15)	.02	.05

.39		(.07)		.69		.45	.61	.72

(.60)		(.40)		(.59)		(.60)	(.59)	(.67)
(.02)		(.01)		(.07)		(.08)	(.22)	(.35)

(.62)		(.41)		(.66)		(.68)	(.81)	(1.02)

$14.41		$14.64		$15.12		$15.09	$15.32	$15.52

2.66%		(.47)%		4.68%		3.02%	4.11%	4.63%

$643,186		$693,818		$769,525		$472,491	$508,667	$549,537
$670,723		$730,108		$466,577		$492,151	$525,601	$570,837

.91	%(d)	.96	%(d)(e)	.97	%(d)	.87%	.86%	.87%
.66	%(d)	.71	%(d)(e)	.72	%(d)	.62%	.61%	.62%
4.13%		4.02	%(e)	3.96%		3.93%	3.83%	4.22%

42%		24	%(f)	45%		39%	49%	157%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	45

Financial Highlights

(Unaudited) continued

	Class B

	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.45

Income (loss) from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investment and financial futures transactions	(.56)

Total from investment operations	(.28)

Less Dividends and Distributions
Dividends from net investment income	(.28)
Distributions from net realized gains	—

Total dividends and distributions	(.28)

Net asset value, end of period	$13.89

Total Return(b):	(1.89)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,547
Average net assets (000)	$28,739
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.11	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(c)(d)
Net investment income	4.15	%(d)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.08%, 1.08%, 1.08% and 1.12% and the expense ratio excluding 12b-1 and interest expense and fees is .58%, .58%, .58% and .62% for the six months ended February 28, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended August 31, 2008		Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
				2006		2005	2004	2003

$14.68		$15.16		$15.13		$15.36	$15.56	$15.86

.57		.38		.55		.56	.55	.63

(.22)		(.48)		.10		(.15)	.02	.05

.35		(.10)		.65		.41	.57	.68

(.56)		(.37)		(.55)		(.56)	(.55)	(.63)
(.02)		(.01)		(.07)		(.08)	(.22)	(.35)

(.58)		(.38)		(.62)		(.64)	(.77)	(.98)

$14.45		$14.68		$15.16		$15.13	$15.36	$15.56

2.41%		(.62)%		4.42%		2.76%	3.85%	4.37%

$34,787		$46,405		$53,763		$27,013	$36,285	$42,267
$40,259		$50,297		$25,361		$32,345	$39,139	$45,147

1.16	%(c)	1.21	%(c)(d)	1.22	%(c)	1.12%	1.11%	1.12%
.66	%(c)	.71	%(c)(d)	.72	%(c)	.62%	.61%	.62%
3.87%		3.77	%(d)	3.72%		3.67%	3.58%	3.97%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	47

Financial Highlights

(Unaudited) continued

	Class C

	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.44

Income (loss) from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investment and financial futures transactions	(.55)

Total from investment operations	(.29)

Less Dividends and Distributions
Dividends from net investment income	(.26)
Distributions from net realized gains	—

Total dividends and distributions	(.26)

Net asset value, end of period	$13.89

Total Return(b):	(1.94)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,494
Average net assets (000)	$10,600
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.36	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)(e)
Net investment income	3.91	%(e)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.33%, 1.33%, 1.33% and 1.37% and the expense ratio excluding 12b-1 and interest expense and fees is .58%, .58%, .58% and .62% for the six months ended February 28, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(e)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31, 2008		Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
				2006		2005	2004	2003

$14.68		$15.16		$15.13		$15.36	$15.56	$15.86

.53		.35		.52		.52	.51	.59

(.22)		(.47)		.10		(.15)	.02	.05

.31		(.12)		.62		.37	.53	.64

(.53)		(.35)		(.52)		(.52)	(.51)	(.59)
(.02)		(.01)		(.07)		(.08)	(.22)	(.35)

(.55)		(.36)		(.59)		(.60)	(.73)	(.94)

$14.44		$14.68		$15.16		$15.13	$15.36	$15.56

2.08%		(.74)%		4.16%		2.50%	3.59%	4.11%

$10,912		$11,244		$12,255		$3,482	$4,261	$5,163
$11,228		$11,867		$3,884		$3,822	$4,628	$5,792

1.41	%(d)	1.46	%(d)(e)	1.47	%(d)	1.37%	1.36%	1.37%
.66	%(d)	.71	%(d)(e)	.72	%(d)	.62%	.61%	.62%
3.63%		3.52	%(e)	3.49%		3.42%	3.33%	3.73%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	49

Financial Highlights

(Unaudited) continued

	Class Z

	Six Months Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.40

Income (loss) from investment operations
Net investment income	.31
Net realized and unrealized gain (loss) on investment and financial futures transactions	(.56)

Total from investment operations	(.25)

Less Dividends and Distributions
Dividends from net investment income	(.31)
Distributions from net realized gains	—

Total dividends and distributions	(.31)

Net asset value, end of period	$13.84

Total Return(b):	(1.65)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,407
Average net assets (000)	$4,360
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(c)(d)
Net investment income	4.66	%(d)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .58%, .58%, .58% and .62% and the expense ratio excluding 12b-1 and interest expense and fees is .58%, .58%, .58% and .62% for the six months ended February 28, 2009, the year ended August 31, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(d)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31, 2008		Eight-Month Period Ended August 31, 2007(a)		Year Ended December 31,
				2006		2005	2004	2003

$14.63		$15.11		$15.08		$15.31	$15.51	$15.81

.64		.43		.63		.64	.63	.71

(.22)		(.48)		.10		(.15)	.02	.05

.42		(.05)		.73		.49	.65	.76

(.63)		(.42)		(.63)		(.64)	(.63)	(.71)
(.02)		(.01)		(.07)		(.08)	(.22)	(.35)

(.65)		(.43)		(.70)		(.72)	(.85)	(1.06)

$14.40		$14.63		$15.11		$15.08	$15.31	$15.51

2.91%		(.30)%		4.94%		3.27%	4.37%	4.90%

$4,540		$4,742		$5,450		$3,166	$4,013	$4,221
$4,506		$5,089		$3,139		$3,785	$4,064	$4,453

.66	%(c)	.71	%(c)(d)	.72	%(c)	.62%	.61%	.62%
.66	%(c)	.71	%(c)(d)	.72	%(c)	.62%	.61%	.62%
4.38%		4.27	%(d)	4.13%		4.17%	4.08%	4.47%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden National Municipals Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden National Municipals Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	N/A
CUSIP	262470107	262470206	262470305	262470404

MF104E2    IFS-A163982    Ed. 04/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 22, 2009

*	Print the name and title of each signing officer under his or her signature.